Investment Strategy	Oct. 27, 2025
Portfolio Building Block European Banks Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies companies in the banking industry with publicly traded ordinary shares listed on major stock exchanges in developed European markets, as classified by BITA GmbH (the “Index Provider”).

Index Overview:

The Index’s initial universe consists of all publicly listed equity securities for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria, which are based on each company’s financial information for the most recent quarter:

A.	Banking Industry: To be eligible for inclusion, a company must be classified as operating within the banking industry according to a rules-based methodology defined by the Index Provider. This classification is determined by applying the following predefined criteria:

According to BITA’s thematic data methodology, to be eligible companies must have a Thematic Exposure Score of at least 50%. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from relevant products, services, and business activities (“PSA”), as a proportion of the company’s total revenue.

BITA approaches the construction and research of Themes through the mapping of PSA into a set of granular “Sub-Themes” designed to facilitate the construction of heavily focused index and data products.

The universe includes companies whose PSA are integral to the banking ecosystem. These companies operate across the following Sub-Themes:

●	Retail, SME & Digital Banking: Companies that provide deposit and lend services to individuals and small-to-medium-sized enterprises (SMEs). This includes checking and savings accounts, personal and auto loans, residential mortgage origination and servicing (held on-balance-sheet), and business lending. The Sub-Theme also includes companies that operate fully digital banking platforms, mobile apps, and online channels—provided these services are delivered under a regulated banking license.

●	Corporate & Institutional Banking: Companies that offer tailored financial products and services to large corporations, public-sector entities, and institutions. These activities include syndicated and structured loans, trade and commodity finance, escrow and fiduciary services, and large-scale treasury and deposit solutions. This sub-theme captures the institutional-facing activities of full-service banks with national or international footprints.

●	Payments & Cash Management: Companies that operate bank-owned or interbank payment systems and deliver cash-management services to retail and corporate clients as regulated banking institutions. This includes domestic and international wire transfers, real-time gross settlement (RTGS), automated clearing house (ACH) services, bank-issued debit and credit card programs, and corporate receivables and payables solutions.

●	Treasury, Risk & Compliance Operations: Companies that manage internal banking functions necessary to maintain financial stability, regulatory compliance, and prudent risk oversight. Activities include asset-liability and liquidity management, credit and market risk modeling, capital adequacy planning, regulatory reporting, and anti-money-laundering (AML) and know-your-customer (KYC) processes. These functions are core to the operations of licensed banks and are integral to ensuring the resilience of the financial system.

B.	Market Capitalization: Companies must have a market capitalization of at least $2 billion.

C.	Developed European Markets: To be eligible for inclusion, a company’s shares must be publicly listed on one of the European countries and exchanges named here, i.e., “major stock exchanges in developed European markets,”(listed alphabetically by country): Austria (Wiener Börse); Belgium (Euronext Brussels); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Ireland (Euronext Irish Stock Exchange); Italy (Borsa Italiana); Netherlands (Euronext Amsterdam); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); and United Kingdom (London Stock Exchange).

D.	Ordinary Shares: The Index includes only ordinary shares of eligible companies. Ordinary shares represent ownership in a company and typically give shareholders the right to vote and receive dividends.

Companies that meet the foregoing screens are included in the Index. The Index is expected to be comprised of between 50 and 70 constituents; however, the number of constituents will vary over time. As of market close October 9, 2025, the Index contained 60 constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments takes place on the first Friday of the rebalancing month. On each determination day, Index constituents are weighted according to their free-float market capitalization (i.e., the total market value of a company’s shares that are readily available for public trading, excluding shares held by insiders or controlling shareholders). In addition, the Index methodology includes the following capping constraints to limit the amount that an issuer or issuers can make up of the Index: (1) no single issuer may exceed 25% of the Index weight; and (2) all issuers with individual weights above 4.5% may not, in the aggregate, exceed 45% of the total Index weight.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. It is expected that the Index will be concentrated in the banking industry or group of industries.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund’s investment adviser, Tidal Investments LLC (the “Adviser”).

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund will invest in listed equity securities, which may include common stocks, business trust shares, American Depositary Receipts (“ADRs”), which are securities listed on US exchanges that represent shares of foreign companies, and other equity investments or ownership interests in business enterprises.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.
Portfolio Building Block World Pharma and Biotech Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies companies in the pharmaceutical and/or biotechnology industries with publicly traded ordinary shares listed on major stock exchanges in developed markets, as classified by BITA GmbH (the “Index Provider”).

Index Overview:

The Index’s initial universe consists of all publicly listed equity securities for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria, which are based on each company’s financial information for the most recent quarter:

A.	Pharmaceutical or Biotechnology Industry: To be eligible for inclusion, a company must be classified as operating within either the pharmaceutical or biotechnology industry according to a rules-based methodology defined by the Index Provider. This classification is determined by applying the following predefined criteria:

According to BITA’s thematic data methodology, to be eligible companies must have a Thematic Exposure Score of at least 50%. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from relevant products, services, and business activities (“PSA”), as a proportion of the company’s total revenue.

BITA approaches the construction and research of Themes through the mapping of PSA into a set of granular “Sub-Themes” designed to facilitate the construction of heavily focused index and data products.

The universe includes companies whose PSA are integral to the biopharma ecosystem. These companies operate across the following Sub-Themes:

●	Biotechnology-Based Therapeutics: Companies that develop, manufacture, or commercialize treatments based on genetic engineering, recombinant proteins, cell and gene therapies, or other biotech platforms. This includes mRNA therapies, monoclonal antibodies, CRISPR-based editing, and personalized therapeutics. These firms are typically focused on treating complex or rare human diseases through biological innovation.

●	Pharmaceutical Research & Manufacturing: Companies that are engaged in the discovery, development, and production of small-molecule drugs and traditional pharmaceuticals. This includes both branded and generic drug manufacturers, with operations spanning preclinical research, regulatory approval, and mass production. Veterinary medicine developers are also included.

●	Precision Medicine & Genetic Diagnostics: Companies that focus on developing diagnostic tools and technologies used to guide individualized treatment decisions. This includes firms that offer genomic testing, biomarker-based diagnostics, companion diagnostics linked to specific therapies, and AI-enabled health insights aimed at improving treatment efficacy.

B.	Market Capitalization: Companies with a market capitalization of at least $10 billion.

C.	Developed Markets: To be eligible for inclusion, a company’s shares must be listed on a major stock exchange in a developed market. For the purposes of the Index, “major stock exchanges in developed markets” are defined as the following (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Wiener Börse); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); United Kingdom (London Stock Exchange); and Unites States (Nasdaq and New York Stock Exchange).

D.	Ordinary Shares: The Index includes only ordinary shares of eligible companies. Ordinary shares represent ownership in a company and typically give shareholders the right to vote and receive dividends.

Companies that meet the foregoing screens are included in the Index. The Index is expected to be comprised of between 50 and 80 constituents, however, the number of constituents will vary over time. As of market close October 9, 2025, the Index contained 68 constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments takes place on the first Friday of the rebalancing month. On each determination day, Index constituents are weighted according to their free-float market capitalization (i.e., the total market value of a company’s shares that are readily available for public trading, excluding shares held by insiders or controlling shareholders). ). In addition, the Index methodology includes the following capping constraints to limit the amount that an issuer or issuers can make up of the Index: (1) no single issuer may exceed 25% of the Index weight; and (2) all issuers with individual weights above 4.5% may not, in the aggregate, exceed 45% of the total Index weight.

To the extent the Index is concentrated in a particular industry or industries, the Fund is expected to be concentrated in that industry or industries. It is expected that the Index will be concentrated in both the Pharmaceutical and Biotechnology industries or group of industries.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund’s investment adviser, Tidal Investments LLC (the “Adviser”).

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund will invest in listed equity securities, which may include common stocks, business trust shares, American Depositary Receipts (“ADRs”), which are securities listed on US exchanges that represent shares of foreign companies, and other equity investments or ownership interests in business enterprises.

Under normal market conditions, the Fund will invest at least 40% (unless the portfolio managers deem market conditions unfavorable, in which case the Fund would invest at least 30%) of its assets in securities of issuers located outside the United States. The Fund will allocate its assets among different countries (one of which may be the United States).

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies companies in the upstream segment of the oil and gas industry value chain with publicly traded ordinary shares listed on major stock exchanges in developed markets, as classified by BITA GmbH (the “Index Provider”).

Index Overview:

The Index’s initial universe consists of all publicly listed equity securities for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria, which are based on each company’s financial information for the most recent quarter:

A.

Oil and Gas Exploration and Production Industry: To be eligible for inclusion, a company must be classified as operating within the oil and gas exploration and production industry according to a rules-based methodology defined by the Index Provider. This classification is determined by applying the following predefined criteria:

According to BITA’s thematic data methodology, to be eligible companies must have a Thematic Exposure Score of at least 50%. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from each relevant PSA, as a proportion of the company’s total revenue.

BITA approaches the construction and research of Themes through the mapping of products, services, and business activities (“PSA”) into a set of granular “Sub-Themes” designed to facilitate the construction of heavily focused index and data products.

The universe includes companies whose Products, Services, and Activities (“PSA”) are integral to the upstream oil & gas ecosystem. These companies operate across the following Sub-Themes:

●	Crude Oil Exploration & Extraction: Companies that focus on the upstream discovery and extraction of crude oil resources. This includes geological surveying, exploratory drilling, well development, and the operation of oilfields. These companies typically generate revenue through the direct sale of crude oil produced from their own reserves or acreage.

●	Natural Gas Exploration & Extraction: Companies that are primarily engaged in locating and extracting natural gas reserves. This includes both conventional and unconventional sources such as shale gas, tight gas, and coalbed methane. Companies in this Sub-Theme often operate gas wells and processing facilities and sell natural gas into industrial, utility, and commercial markets.

●	Integrated Energy Producers: Companies that operate across the oil and gas value chain—including refining, marketing, transportation, or petrochemicals—but maintain significant upstream production activities. These firms manage large-scale reserves, diversified geographic exposure, and often engage in strategic capital deployment across segments, while continuing to derive a material portion of their value from exploration and production.

●	Reserve Management & Recovery Optimization: Companies that manage large hydrocarbon reserves and focus on maximizing long-term output through enhanced recovery techniques, advanced drilling technologies, and strategic reserve management. This includes both independent and integrated players optimizing lifecycle economics from proven and probable reserves.

B.	Market Capitalization: Companies with a market capitalization of at least $10 billion.

C.	Developed Markets: To be eligible for inclusion, a company’s shares must be listed on a major stock exchange in a developed market. For the purposes of the Index, “major stock exchanges in developed markets” are defined as the following (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Wiener Börse); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); United Kingdom (London Stock Exchange); and Unites States (Nasdaq and New York Stock Exchange).

D.	Ordinary Shares: The Index includes only ordinary shares of eligible companies. Ordinary shares represent ownership in a company and typically give shareholders the right to vote and receive dividends.

Companies that meet the foregoing screens are included in the Index. The Index is expected to be comprised of between 30 and 60 constituents, however, the number of constituents will vary over time. As of market close October 9, 2025, the Index contained 46 constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments takes place on the first Friday of the rebalancing month. On each determination day, Index constituents are weighted according to their free-float market capitalization (i.e., the total market value of a company’s shares that are readily available for public trading, excluding shares held by insiders or controlling shareholders). In addition, the Index methodology includes the following capping constraints to limit the amount that an issuer or issuers can make up of the Index: (1) no single issuer may exceed 25% of the Index weight; and (2) all issuers with individual weights above 4.5% may not, in the aggregate, exceed 45% of the total Index weight.

To the extent the Index is concentrated in a particular industry or industries, the Fund is expected to be concentrated in that industry or industries. It is expected that the Index will be concentrated in the oil and gas industry or group of industries.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund’s investment adviser, Tidal Investments LLC (the “Adviser”).

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund will invest in listed equity securities, which may include common stocks, business trust shares, American Depositary Receipts (“ADRs”), which are securities listed on US exchanges that represent shares of foreign companies, and other equity investments or ownership interests in business enterprises.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.